INCOME TAX	5 Months Ended	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2015
Shuhai [Member]
INCOME TAX

NOTE 9 – INCOME TAX

The Company is governed by the Income Tax Law of the PRC concerning the privately run and foreign invested enterprises, which are generally subject to tax at a statutory rate of 25% on income reported in the statutory financial statements after appropriate tax adjustments.

Based on management's present assessment, the Company has determined that it is more likely than not a deferred tax asset attributable to the future utilization of the net operating loss carry-forward as of June 30, 2015 will not be realized. Accordingly, the Company has provided a 100% allowance against the deferred tax asset in the financial statements at June 30, 2015. The Company will continue to review this valuation allowance and make adjustments as appropriate. The Company has net operating loss carry-forwards in China approximately $200,000, which will expire in 2020.

Datasea [Member]
INCOME TAX

NOTE 8 - INCOME TAXES

The Company is incorporated in the United States of America and is subject to US tax and files US federal income tax returns. The Company conducts all of their businesses through their Chinese subsidiaries. No provision for US federal income taxes were made for the six months ended December 31, 2015 as the US entity incurred losses.

The Company’s offshore subsidiary, Shuhai Skill, did not earn any income that was derived in Hong Kong for the six months ended December 31, 2015, and therefore was not subject to Hong Kong Profit tax.

Under the Corporate Income Tax Law of the PRC, the corporate income tax rate is 25%. For the six months ended December 31, 2015, the Company had no taxable income. As a result, there was no income tax provision for the Company during the six months ended December 31, 2015.

The Company had net operating losses (“NOL”) carryforward of approximately $10,000 in the U.S and approximately $752,000 in China as of December 31, 2015. The NOL carryforwards will expire in the U.S. and China, if not utilized by 2035 and 2020, respectively. Management believes that it is more likely than not that the benefit from the NOL carryforwards will not be realized and provided a 100% valuation allowance at December 31, 2015 and no deferred tax asset benefit has been recorded. The Company’s management reviews this valuation allowance periodically and makes adjustments as necessary.

The reconciliation of income tax expense at the U.S. statutory rate of 35% to the Company’s effective tax is as follows:

Six Months Ended
December 31, 2015
U.S. Statutory rate of 35%	$(195,960)
Tax rate difference between China and U.S.	55,914
Change in valuation allowance	140,046
Income tax provision	$—

The provisions for income taxes are summarized as follows:

Six Months Ended
December 31, 2015
Current	$—
Deferred	(140,046)
Valuation allowance	140,046
Total	$—